UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5385

                           Scudder Value Series, Inc.
                           --------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period:  2/28/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder-Dreman Small Cap Value Fund
Investment Portfolio as of February 28, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------------

                                                                                     Shares              Value ($)
                                                                               -----------------------------------


Common Stocks 93.2%
Consumer Discretionary 4.5%
Auto Components 0.2%
Noble International Ltd.                                                             72,500             1,696,500
                                                                                                     ------------
Hotels Restaurants & Leisure 1.1%
Alliance Gaming Corp.*                                                              570,500             6,332,550
CBRL Group, Inc.                                                                     94,500             4,045,545
                                                                                                     ------------
                                                                                                       10,378,095

Leisure Equipment & Products 0.8%
Lakes Entertainment, Inc.*                                                          388,300             6,935,038
                                                                                                     ------------
Specialty Retail 1.0%
Mettler-Toledo International, Inc.*                                                 171,000             8,977,500
                                                                                                     ------------
Textiles, Apparel & Luxury Goods 1.4%
Phillips-Van Heusen Corp.                                                           257,564             7,142,250
Wolverine World Wide, Inc.                                                          238,150             5,298,837
                                                                                                     ------------
                                                                                                       12,441,087

Consumer Staples 4.2%
Food & Staples Retailing 0.7%
B&G Foods, Inc.                                                                     423,800             6,314,620
                                                                                                     ------------
Food Products 2.0%
Chiquita Brands International, Inc.                                                 374,000             8,534,680
Ralcorp Holdings, Inc.                                                              199,000             9,263,450
                                                                                                     ------------
                                                                                                       17,798,130

Personal Products 0.7%
Helen of Troy Ltd.*                                                                 236,100             6,688,713
                                                                                                     ------------
Tobacco 0.8%
Universal Corp.                                                                      73,500             3,689,700
Vector Group Ltd.                                                                   201,305             3,361,793
                                                                                                     ------------
                                                                                                        7,051,493

Energy 11.2%
Energy Equipment & Services 6.2%
Atwood Oceanics, Inc.*                                                               82,400             5,665,000
CARBO Ceramics, Inc.                                                                 62,600             4,631,148
Grant Prideco, Inc.*                                                                318,200             7,687,712
Grey Wolf, Inc.*                                                                    679,000             4,406,710
Offshore Logistics, Inc.*                                                           148,800             4,897,008
Oil States International, Inc.*                                                     272,500             5,733,400
Patterson-UTI Energy, Inc.                                                          404,700            10,117,500
Superior Energy Services, Inc.*                                                     237,700             4,559,086
Universal Compression Holdings, Inc.*                                               214,600             8,154,800
                                                                                                     ------------
                                                                                                       55,852,364

Oil & Gas 5.0%
ATP Oil & Gas Corp.*                                                                203,300             4,905,629
Denbury Resources, Inc.*                                                            160,100             5,438,597
Energy Partners Ltd.*                                                               141,900             3,668,115
Global Industries, Inc.*                                                            552,500             5,425,550
Penn Virginia Corp.                                                                  77,400             3,780,216
Petrohawk Energy Corp.*                                                             451,400             4,586,224
PetroQuest Energy, Inc.*                                                            587,400             4,199,910
Pioneer Drilling Co.*                                                               600,000             7,734,000
Vintage Petroleum, Inc.                                                             169,000             5,017,610
                                                                                                     ------------
                                                                                                       44,755,851

Financials 20.9%
Banks 5.4%
Centennial Bank Holdings, Inc.*                                                     600,000             6,115,500
Center Financial Corp.                                                              156,000             3,478,800
Commercial Capital Bancorp., Inc.                                                   136,200             2,941,920
Greater Bay Bancorp.                                                                104,700             2,652,051
IndyMac Bancorp., Inc.                                                              104,500             3,760,955
International Bancshares Corp.                                                       82,800             3,019,716
NewAlliance Bancshares, Inc.                                                        307,700             4,400,110
Oriental Financial Group, Inc.                                                       86,350             2,308,135
PFF Bancorp., Inc.                                                                   93,600             3,940,560
Provident Bankshares Corp.                                                          152,300             5,088,343
R & G Financial Corp. "B"                                                           194,700             7,071,504
Sterling Financial Corp.                                                             93,305             3,556,787
                                                                                                     ------------
                                                                                                       48,334,381

Diversified Financial Services 1.2%
CMET Finance Holdings, Inc.*                                                         10,800               972,000
JER Investment Trust, Inc. 144A*                                                     61,900               994,900
Peoples Choice Financial Corp.                                                      370,100             3,701,000
Prospect Energy Corp. (b)                                                           394,016             5,201,011
                                                                                                     ------------
                                                                                                       10,868,911

Insurance 4.8%
Endurance Specialty Holdings Ltd.                                                   157,900             5,644,925
Meadowbrook Insurance Group, Inc.*                                                  858,800             4,637,520
PMA Capital Corp. "A"*                                                              220,300             1,993,715
ProCentury Corp.                                                                    508,500             5,639,265
Scottish Re Group Ltd.                                                              274,500             6,423,300
Selective Insurance Group, Inc.                                                     213,200             9,809,332
Specialty Underwriters' Alliance, Inc.*                                             607,200             5,950,560
Tower Group, Inc.                                                                   228,700             2,819,871
Triad Guaranty, Inc.*                                                                 6,800               357,204
                                                                                                     ------------
                                                                                                       43,275,692

Real Estate 9.5%
Aames Investment Corp. (REIT)                                                       299,800             2,710,192
Capital Lease Funding, Inc. (REIT)                                                  352,700             4,302,940
Feldman Mall Properties, Inc. (REIT)*                                               386,400             4,945,920
Fieldstone Investment Corp. (REIT)                                                  545,600             8,184,000
KKR Financial Corp. (REIT) 144A                                                   1,517,400            15,932,700
Newcastle Investment Corp. (REIT)                                                   389,759            12,020,168
Newcastle Investment Holding Corp. (REIT) 144A*                                     388,759             3,205,357
Novastar Financial, Inc. (REIT) (b)                                                 679,600            24,186,964
Provident Senior Living Trust (REIT) 144A                                           299,600             4,793,600
Thomas Properties Group, Inc. (REIT)*                                               400,000             4,800,000
                                                                                                     ------------
                                                                                                       85,081,841

Health Care 8.9%
Biotechnology 2.2%
Axonyx, Inc.*                                                                       840,000             1,386,000
Charles River Laboratories International, Inc.*                                     228,700            10,543,070
Serologicals Corp.*                                                                 322,600             7,797,242
                                                                                                     ------------
                                                                                                       19,726,312

Health Care Equipment & Supplies 1.0%
Fisher Scientific International, Inc.*                                               70,840             4,296,446
Zoll Medical Corp.*                                                                 148,100             4,481,506
                                                                                                     ------------
                                                                                                        8,777,952

Health Care Providers & Services 4.4%
Accredo Health, Inc.*                                                               176,400             7,518,168
Allied Healthcare International, Inc.*                                              659,600             4,313,784
LabOne, Inc.*                                                                       138,400             4,982,400
Odyssey Healthcare, Inc.*                                                           396,600             4,461,750
Pediatrix Medical Group, Inc.*                                                       79,200             5,427,576
Province Healthcare Co.*                                                            295,300             6,815,524
Triad Hospitals, Inc.*                                                              137,100             5,987,157
                                                                                                     ------------
                                                                                                       39,506,359

Pharmaceuticals 1.3%
King Pharmaceuticals, Inc.*                                                         276,800             2,643,440
Par Pharmaceutical Cos., Inc.*                                                      243,100             8,992,269
                                                                                                     ------------
                                                                                                       11,635,709

Industrials 22.0%
Aerospace & Defense 5.1%
Applied Signal Technology, Inc.                                                      97,000             2,263,010
CAE, Inc.                                                                           886,200             4,076,520
Curtiss-Wright Corp.                                                                 88,000             4,888,400
DRS Technologies, Inc.*                                                             132,400             5,469,444
GenCorp, Inc.*                                                                      301,800             5,634,606
Herley Industries, Inc.*                                                            228,300             4,129,947
Precision Castparts Corp.                                                           120,500             9,068,830
Triumph Group, Inc.*                                                                133,900             4,977,063
United Defense Industries, Inc.*                                                     92,600             5,067,072
                                                                                                     ------------
                                                                                                       45,574,892

Building Products 1.2%
Levitt Corp. "A"                                                                    260,000             7,779,200
NCI Building Systems, Inc.*                                                          91,700             3,427,746
                                                                                                     ------------
                                                                                                       11,206,946

Commercial Services & Supplies 2.4%
Consolidated Graphics, Inc.*                                                        107,500             5,595,375
Duratek, Inc.*                                                                      227,100             5,205,132
John H. Harland Co.                                                                  67,500             2,477,250
Nobel Learning Communities, Inc.*                                                    95,100               824,612
WCA Waste Corp.* (b)                                                                746,500             7,494,860
                                                                                                     ------------
                                                                                                       21,597,229

Construction & Engineering 3.6%
EMCOR Group, Inc.*                                                                  125,200             6,038,396
Foster Wheeler Ltd.*                                                                310,200             5,568,090
Infrasource Services, Inc.*                                                         488,900             6,008,581
URS Corp.*                                                                          338,300             9,756,572
Washington Group International, Inc.*                                               104,000             4,550,000
                                                                                                     ------------
                                                                                                       31,921,639

Electrical Equipment 1.8%
General Cable Corp.*                                                                819,000             9,754,290
Genlyte Group, Inc.*                                                                 71,900             6,458,058
                                                                                                     ------------
                                                                                                       16,212,348

Machinery 3.8%
AGCO Corp.*                                                                         263,000             5,120,610
Albany International Corp. "A"                                                       96,900             3,125,025
Briggs & Stratton Corp.                                                              80,800             3,185,136
Harsco Corp.                                                                        117,400             6,857,334
Oshkosh Truck Corp.                                                                  77,000             5,748,050
Valmont Industries                                                                  172,200             4,339,440
Watts Water Technologies, Inc. "A"                                                  166,600             5,539,450
                                                                                                     ------------
                                                                                                       33,915,045

Marine 1.2%
GulfMark Offshore, Inc.*                                                            154,100             4,193,061
Hornbeck Offshore Services, Inc.*                                                   153,200             3,549,644
Tsakos Energy Navigation Ltd.                                                        82,400             3,425,368
                                                                                                     ------------
                                                                                                       11,168,073

Road & Rail 2.2%
Genesee & Wyoming, Inc.*                                                            187,500             4,520,625
Laidlaw International, Inc.*                                                        299,500             6,888,500
RailAmerica, Inc.*                                                                  256,200             3,089,772
Yellow Roadway Corp.*                                                                95,788             5,531,757
                                                                                                     ------------
                                                                                                       20,030,654

Trading Companies & Distributors 0.7%
Aviall, Inc.*                                                                        19,500               546,000
WESCO International, Inc.*                                                          163,400             5,870,962
                                                                                                     ------------
                                                                                                        6,416,962

Information Technology 4.6%
Computers & Peripherals 1.5%
Applied Films Corp.*                                                                153,200             3,439,340
CyberGuard Corp.*                                                                   403,100             2,853,948
Komag, Inc.*                                                                        184,500             3,717,675
Stratasys, Inc.*                                                                    119,500             3,460,720
                                                                                                     ------------
                                                                                                       13,471,683

Electronic Equipment & Instruments 1.5%
Plexus Corp.*                                                                       387,600             4,108,560
Scansource, Inc.*                                                                    64,000             4,016,000
Vishay Intertechnology, Inc.*                                                       426,500             5,565,825
                                                                                                     ------------
                                                                                                       13,690,385

IT Consulting & Services 0.9%
CACI International, Inc. "A"*                                                        77,300             4,171,108
Covansys Corp.*                                                                     322,600             3,806,680
                                                                                                     ------------
                                                                                                        7,977,788

Semiconductors & Semiconductor Equipment 0.4%
Axcelis Technologies, Inc.*                                                          17,200               147,920
MEMC Electronic Materials, Inc.*                                                     69,400               900,812
MKS Instruments, Inc.*                                                              141,700             2,620,033
                                                                                                     ------------
                                                                                                        3,668,765

Software 0.3%
Sonic Solutions *                                                                   143,800             2,249,032
                                                                                                     ------------
Materials 9.8%
Chemicals 2.1%
Georgia Gulf Corp.                                                                  115,500             6,099,555
NOVA Chemicals Corp.                                                                113,400             5,681,340
Sensient Technologies Corp.                                                         316,800             6,918,912
                                                                                                     ------------
                                                                                                       18,699,807

Construction Materials 1.4%
Florida Rock Industries, Inc.                                                       123,855             7,947,776
Headwaters, Inc.*                                                                   139,600             4,489,536
                                                                                                     ------------
                                                                                                       12,437,312

Metals & Mining 6.3%
AK Steel Holding Corp.*                                                             416,800             7,314,840
Aleris International, Inc.*                                                         381,000             7,646,670
Century Aluminum Co.*                                                               170,900             5,555,959
Cleveland-Cliffs, Inc.                                                               84,800             6,813,680
Goldcorp, Inc.                                                                      283,775             3,879,204
Metal Management, Inc.                                                              294,200             8,717,146
Northwest Pipe Co.*                                                                  94,000             2,276,680
Pan American Silver Corp.*                                                          320,600             5,418,140
Steel Technologies, Inc.                                                            127,100             3,918,493
Uranium Resources, Inc.*                                                          1,595,200             1,411,752
Worthington Industries, Inc.                                                        192,900             4,041,255
                                                                                                     ------------
                                                                                                       56,993,819

Telecommunication Services 0.2%
Diversified Telecommunication Services
Alaska Communications System Group, Inc.                                            216,600             1,860,594
                                                                                                     ------------
Utilities 6.9%
Electric Utilities 1.4%
Allegheny Energy, Inc.*                                                             279,100             5,283,363
Sierra Pacific Resources*                                                           329,200             3,285,416
TECO Energy, Inc.                                                                   277,800             4,414,242
                                                                                                     ------------
                                                                                                       12,983,021

Gas Utilities 1.6%
Southern Union Co.*                                                                 551,600            13,988,576
                                                                                                     ------------
Multi-Utilities 2.3%
CMS Energy Corp.*                                                                   483,000             5,863,620
ONEOK, Inc.                                                                         220,600             6,463,580
Ormat Technologies, Inc.*                                                           200,300             3,108,656
WPS Resources Corp.                                                                  99,200             5,170,304
                                                                                                     ------------
                                                                                                       20,606,160

Multi-Utilities & Unregulated Power 1.6%
Reliant Energy, Inc.*                                                             1,235,700            14,816,043
                                                                                                     ------------

Total Common Stocks (Cost $647,013,298)                                                               837,583,321
                                                                                                     ------------
                                                                                           Principal
                                                                                           Amount ($)    Value ($)

Corporate Bonds 1.3%
Utilities
Mirant Corp.:
144A, 7.4%, 7/15/2004 *                                                           7,000,000             5,565,000
144A, 7.9%, 7/15/2009 *                                                           6,985,000             5,657,850
                                                                                                     ------------
Total Corporate Bonds (Cost $8,692,475)                                                                11,222,850

                                                                                     Shares              Value ($)

Investment Company 0.7%
Tortoise Energy Infrastructure Corp.
(Cost $5,403,509)                                                                   215,894             6,355,920
                                                                                                     ------------
Exchange Traded Funds 0.6%
iShares Russell 2000 Index Fund
(Cost $4,828,769)                                                                    40,900             5,164,852
                                                                                                     ------------
Cash Equivalents 4.2%
Scudder Cash Management QP Trust, 2.49% (a)
(Cost $37,808,033)                                                               37,808,033            37,808,033
                                                                                                     ------------

                                                                                       % of
                                                                                    Net Assets        Value ($)
                                                                                    ----------        ---------

Total Investment Portfolio  (Cost $703,746,084)                                       100.0           898,134,976
Other Assets and Liabilities, Net                                                         0               311,733
                                                                                                     ------------
Net Assets                                                                            100.0           898,446,709
                                                                                                     ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default.

                                              Maturity      Principal                                   Acquisition
Security                 Coupon                 Date        Amount                      Cost ($)          Value ($)
-------------------------------------------------------------------------------------------------------------------
Mirant Corp.:
-------------------------------------------------------------------------------------------------------------------
                            7.4 %              7/15/2004    7,000,000  USD                4,573,750      5,565,000
-------------------------------------------------------------------------------------------------------------------
                            7.9 %              7/15/2009   6,985,000   USD               4,118,725      5,657,850
-------------------------------------------------------------------------------------------------------------------
                                                                                         8,692,475     11,222,850
-------------------------------------------------------------------------------------------------------------------

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) An affiliated issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund's transactions during the three months ended February 28, 2005 with companies which are or were affiliates is as follows:

                                                                         Dividend/
                                 Purchase       Sales      Realized      Interest
Affiliate            Shares       Cost($)      Cost($)     Gain ($)      Income($)      Value ($)
----------------------------------------------------------------------------------------------------
Novastar
Financial, Inc.      679,600     10,062,678   1,798,886    267,788       1,234,370     24,186,964
----------------------------------------------------------------------------------------------------
Prospect
Energy Corp.         394,016       39,080         0           0           39,085        5,201,011
----------------------------------------------------------------------------------------------------
WCA Waste
Corp.                746,500      376,563         0           0              0          7,494,860
----------------------------------------------------------------------------------------------------
Total                                                      267,788                     36,882,835
----------------------------------------------------------------------------------------------------

REIT: Real Estate Investment Trust

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder-Dreman Small Cap Value Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder-Dreman Small Cap Value Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005



By:                                 /s/Paul Schubert
                                    --------------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               April 22, 2005